Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment	12 Months Ended
Oct. 31, 2013
Building [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	25 years
Building [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	40 years
Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	3 years
Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	20 years
Building Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	2 years
Building Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	10 years
Computer Systems [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	3 years
Computer Systems [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated useful lives of property, plant and equipment [Line Items]
Property, plant and equipment useful lives	7 years